JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF
Schedule of Portfolio Investments as of May 31, 2025
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2025.

JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — 99.2%
U.S. Treasury Notes
4.13%, 6/15/2026	245,000	244,952
0.88%, 6/30/2026	325,000	313,930
1.88%, 6/30/2026	136,000	132,791
4.63%, 6/30/2026	445,000	447,208
4.50%, 7/15/2026	240,000	241,003
0.63%, 7/31/2026	401,000	385,273
1.88%, 7/31/2026	187,000	182,310
4.38%, 7/31/2026	477,000	478,342
1.50%, 8/15/2026	342,000	331,713
4.38%, 8/15/2026	259,000	259,850
0.75%, 8/31/2026	428,000	410,863
1.38%, 8/31/2026	163,000	157,722
3.75%, 8/31/2026	498,000	495,977
4.63%, 9/15/2026	272,000	273,881
0.88%, 9/30/2026	418,000	401,002
1.63%, 9/30/2026	153,000	148,249
3.50%, 9/30/2026	495,000	491,519
4.63%, 10/15/2026	339,000	341,609
1.13%, 10/31/2026	362,000	347,647
1.63%, 10/31/2026	187,000	180,922
4.13%, 10/31/2026	445,000	445,521
2.00%, 11/15/2026	370,000	359,521
4.63%, 11/15/2026	355,000	357,954
1.25%, 11/30/2026	346,000	332,282
1.63%, 11/30/2026	118,000	113,962
4.25%, 11/30/2026	494,000	495,679
4.38%, 12/15/2026	314,000	315,693
1.25%, 12/31/2026	419,000	401,585
1.75%, 12/31/2026	177,000	170,943
4.25%, 12/31/2026	433,000	434,641
4.00%, 1/15/2027	383,000	383,045
1.50%, 1/31/2027	549,000	527,297
4.13%, 1/31/2027	499,000	500,131
2.25%, 2/15/2027	275,000	267,298
4.13%, 2/15/2027	341,000	341,826
1.13%, 2/28/2027	125,000	119,082
1.88%, 2/28/2027	332,000	320,445
4.13%, 2/28/2027	499,000	500,384
4.25%, 3/15/2027	351,000	352,810
0.63%, 3/31/2027	183,000	172,442
2.50%, 3/31/2027	378,000	368,520
3.88%, 3/31/2027	387,000	386,562
4.50%, 4/15/2027	369,000	372,704
0.50%, 4/30/2027	187,000	175,334
2.75%, 4/30/2027	360,000	352,280
3.75%, 4/30/2027	393,000	391,787
2.38%, 5/15/2027	394,000	382,657
4.50%, 5/15/2027	419,000	423,485

JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
0.50%, 5/31/2027	183,000	171,098
2.63%, 5/31/2027	300,000	292,617
3.88%, 5/31/2027	386,000	385,849
4.63%, 6/15/2027	369,000	374,146
0.50%, 6/30/2027	278,000	259,311
3.25%, 6/30/2027	348,000	343,636
4.38%, 7/15/2027	369,000	372,503
0.38%, 7/31/2027	265,000	245,798
2.75%, 7/31/2027	339,000	331,015
2.25%, 8/15/2027	268,000	258,777
3.75%, 8/15/2027	369,000	367,847
0.50%, 8/31/2027	223,000	206,885
3.13%, 8/31/2027	333,000	327,589
3.38%, 9/15/2027	368,000	363,975
0.38%, 9/30/2027	357,000	329,430
4.13%, 9/30/2027	326,000	327,796
3.88%, 10/15/2027	422,000	421,885
0.50%, 10/31/2027	289,000	266,659
4.13%, 10/31/2027	320,000	321,737
2.25%, 11/15/2027	275,000	264,569
4.13%, 11/15/2027	369,000	371,047
0.63%, 11/30/2027	309,000	285,330
3.88%, 11/30/2027	318,000	317,975
4.00%, 12/15/2027	369,000	370,182
0.63%, 12/31/2027	349,000	321,339
3.88%, 12/31/2027	320,000	320,062
4.25%, 1/15/2028	369,000	372,373
0.75%, 1/31/2028	445,000	410,095
3.50%, 1/31/2028	320,000	317,025
2.75%, 2/15/2028	381,000	370,046
4.25%, 2/15/2028	369,000	372,531
1.13%, 2/29/2028	450,000	418,096
4.00%, 2/29/2028	320,000	321,050
3.88%, 3/15/2028	337,000	337,184
1.25%, 3/31/2028	402,000	374,001
3.63%, 3/31/2028	264,000	262,350
3.75%, 4/15/2028	319,000	317,978
1.25%, 4/30/2028	451,000	418,761
3.50%, 4/30/2028	287,000	284,119
2.88%, 5/15/2028	343,000	333,554
3.75%, 5/15/2028	313,000	312,071
1.25%, 5/31/2028	496,000	459,556
3.63%, 5/31/2028	263,000	261,192
Total U.S. Treasury Obligations (Cost $30,125,896)		30,193,672

JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Short-Term Investments — 0.3%
Investment Companies — 0.3%
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (a) (b) (Cost $71,238)	71,229	71,243
Total Investments — 99.5% (Cost $30,197,134)		30,264,915
Other Assets in Excess of Liabilities — 0.5%		164,430
NET ASSETS — 100.0%		30,429,345

Percentages indicated are based on net assets.

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2025.

JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
U.S. Treasury Obligations	$—	$30,193,672	$—	$30,193,672
Short-Term Investments
Investment Companies	71,243	—	—	71,243
Total Investments in Securities	$71,243	$30,193,672	$—	$30,264,915

JPMorgan BetaBuilders U.S. Treasury Bond 1-3 Year ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2025 (Unaudited) (continued)
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2025
Security Description	Value at February 28, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2025	Shares at May 31, 2025	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 4.38% (a) (b)	$39,388	$314,122	$282,276	$6	$3	$71,243	71,229	$387	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2025.